As filed with the Securities and Exchange Commission on December 23, 2009 1933 Act File No. 2-90946

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. ___ ☐

EATON VANCE MUTUAL FUNDS TRUST
(Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant's Telephone Number)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will go effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance Cash Management Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 02-90946).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.
Cover Sheet
Part A	-	Prospectus and Information Statement
Part B	-	Statement of Additional Information
Part C	-	Other Information
Signature Page
Exhibit Index
Exhibits

PROSPECTUS AND INFORMATION STATEMENT DATED [JANUARY 22, 2010]

Acquisition of the Assets of EATON VANCE MONEY MARKET FUND By and In Exchange for Shares of EATON VANCE CASH MANAGEMENT FUND Two International Place Boston, Massachusetts 02110 (800) 262-1122

This Prospectus and Information Statement is being furnished to shareholders of Eaton Vance Money Market Fund (“Money Market Fund”), a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, in connection with an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, Money Market Fund will receive, in exchange for all of its assets, Class B shares of Eaton Vance Cash Management Fund (“Cash Management Fund”), also a series of the Trust, and Cash Management Fund will assume all of Money Market Fund’s liabilities. Following the transfer, Cash Management Fund Class B shares will be distributed to shareholders of the Money Market Fund in liquidation of the Money Market Fund, and the Money Market Fund will be terminated. As a result, each shareholder of Money Market Fund will receive Cash Management Fund Class B shares equal in total value to their holdings in Money Market Fund, in each case calculated as of the close of regular trading on the New York Stock Exchange on the day of the reorganization contemplated by the Plan (“Reorganization”), which is expected to be on or about [February 26, 2010].

The investment objective of each Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Both Cash Management Fund and Money Market Fund are “feeder” funds investing in the same “master” fund, and as such, their portfolio holdings are substantially identical and do not differ in any material respects. Previously, Money Market Fund was available for exchange by shareholders of Classes B and C of other Eaton Vance funds. Cash Management Fund now offers Class A, B and C shares, which are available for exchange by shareholders of Class A, B and C shares, respectively, of other Eaton Vance funds. Class A shares of Cash Management Fund are also available for direct purchase. The investment adviser believes the merger of Money Market Fund into Cash Management Fund will clarify this exchange relationship and eliminate redundant fund-level expenses. Shareholders of Money Market Fund are not being asked to vote on the Plan or approve the Reorganization.

This Prospectus and Information Statement sets forth concisely the information that you should know about the Reorganization. You should read and retain this Prospectus and Information Statement for future reference. This Prospectus and Information Statement is accompanied by the Prospectus of Cash Management Fund dated December 4, 2009 (the “Cash Management Fund Prospectus”), which is incorporated by reference herein. A Statement of Additional Information dated [January 22, 2010] that relates to this Prospectus and Information Statement and contains additional information about Cash Management Fund and the Reorganization is on file with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus and Information Statement.

The Prospectus (the “Money Market Fund Prospectus”) and the Statement of Additional Information (the “Money Market Fund SAI”) of the Money Market Fund, each dated March 1, 2009, as supplemented to date, and the Statement of Additional Information of the Cash Management Fund dated December 4, 2009 (the “Cash Management Fund SAI”) are on file with the SEC and are incorporated by reference into this Prospectus and Information Statement.

The combined Annual Report to Shareholders for Money Market Fund and Cash Management Fund, dated October 31, 2009 (the “Annual Report”), has been filed with the SEC and is incorporated by reference into this Prospectus and Information Statement.

To ask questions about this Prospectus and Information Statement, please call our toll-free number at 1-800-262-1122 Monday through Friday, 8:00 am to 6:00 pm Eastern time.

Copies of each of the documents incorporated by reference referred to above are available upon oral or written request and without charge. To obtain a copy, write to the Funds, c/o Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110, or call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time. The foregoing documents may be obtained on the Internet at www.eatonvance.com. In addition, the SEC maintains a website at www.sec.gov that contains the documents described above, material incorporated by reference, and other information about the Money Market Fund and the Cash Management Fund.

     THIS PROSPECTUS IS FOR YOUR INFORMATION. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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EATON VANCE MUTUAL FUNDS TRUST Eaton Vance Cash Management Fund Two International Place Boston, Massachusetts 02110 PROSPECTUS AND INFORMATION STATEMENT DATED [JANUARY 22, 2010]

SUMMARY

The following is a summary of certain information contained in or incorporated by reference in this Prospectus and Information Statement. This summary is not intended to be a complete statement of all material features of the Reorganization and is qualified in its entirety by reference to the full text of this Prospectus and Information Statement, the Plan and other documents referred to herein.

The Reorganization. The Trustees of the Trust have approved the Plan, which provides for the transfer of all of the assets of the Money Market Fund to Cash Management Fund in exchange for the issuance of Class B shares of Cash Management Fund and the assumption of all of Money Market Fund’s liabilities by Cash Management Fund at a closing to be held as soon as practicable after the satisfaction of all the conditions to the Reorganization, which is expected to be on or about [February 26, 2009] (the “Closing”). The Plan is attached hereto as Appendix A. The value of each shareholder’s account with Cash Management Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Money Market Fund immediately prior to the Reorganization. Following the transfer, Cash Management Fund Class B shares will be distributed to shareholders of the Money Market Fund and the Money Market Fund will be terminated. As a result of the Reorganization, each shareholder of the Money Market Fund will receive full and fractional Cash Management Fund Class B shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing date to the value of such shareholder’s shares of the Money Market Fund. At or prior to the Closing, the Money Market Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing. The Trustees, including the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), have determined that the interests of existing shareholders of each Fund will not be diluted as a result of the transaction contemplated by the Reorganization and that the Reorganization is in the best interests of shareholders of the Money Market Fund and the Cash Management Fund.

Background for the Reorganization. In approving the Plan, the Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that, among other things and in light of the Money Market Fund’s small size and its similarities to Cash Management Fund, combining the Funds should reduce redundant expenses and, as a result, potentially increase the investment return to Money Market Fund shareholders. The Trustees also considered possible alternatives to the Reorganization, including retaining the two separate Funds, and determined that the Reorganization was the best available solution for addressing the redundant expenses and will conform the Funds to a multiple class format, which is common in the mutual fund industry. In particular, the Trustees concluded that the merger of Money Market Fund into Class B shares of Cash Management Fund would permit Money Market Fund shareholders to continue a substantially identical investment in an expected tax-free transaction and with likely lower internal ongoing costs.

Objectives, Restrictions and Policies. The investment objective of each Fund is identical. Each Fund has substantially identical fundamental and non-fundamental investment policies and restrictions. Both Cash Management Fund and Money Market Fund are “feeder” funds investing in the same “master” fund. In a master-feeder structure, each feeder fund invests all or substantially all of its assets in a single master fund, which directly holds a portfolio of investments. The master fund in which the Funds invest their assets, Cash

Management Portfolio, is sometimes referred to herein as the “Portfolio.” Because each Fund invests in the same Portfolio, their portfolio holdings are substantially identical and do not differ in any material respects. On October 19, 2009, the Trustees of the Funds and the Portfolio approved a change to the investment policies of the Funds and the Portfolio to provide that each will invest would invest substantially all (and in no event less than 80%) of its net assets in high quality, short-term money market instruments that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to such instruments. Implementation of this change is expected to be completed on or about March 1, 2010.

Fund Fees, Expenses and Services. The Portfolio pays the investment adviser, Boston Management and Research (“BMR”), a wholly owned subsidiary of Eaton Vance Management (“Eaton Vance”), an investment advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $1 billion and at reduced schedules thereafter. After the Reorganization, the Portfolio will be collapsed and Cash Management Fund will manage its investments directly (and not through a master-feeder structure) and will adopt the Portfolio’s investment advisory agreement. There will be no changes to the advisory fee rate payable as a result of the Reorganization or the subsequent collapse of the Portfolio. Eaton Vance serves as the administrator of both Funds, but does not currently receive a fee from either Fund for such services. There is no current intention to implement an administration fee for Cash Management Fund after the Reorganization.

Pursuant to Rule 12b-1 of the 1940 Act, Money Market Fund pays a distribution fee for the sale and distribution of shares at an annual rate of 0.75% of the Fund’s average daily net assets and a service fee for personal and/or shareholder account services at an annual rate of 0.15% of average daily net assets on shares outstanding for one year or more. Class B shares of Cash Management Fund have the same distribution and services fees as Money Market Fund. Although there is no present intention to do so, the Funds could pay service fees of up to 0.25% annually upon Trustee approval.

Cash Management Fund (total net assets of approximately $178.58 million as of October 31, 2009) is significantly larger than Money Market Fund (total net assets of approximately $81.56 million as of October 31, 2009). As described below, Cash Management Fund has a lower total expense ratio than Money Market Fund. As the result of the Reorganization, the Money Market Fund’s shareholders are expected to benefit from Cash Management Fund’s lower expense ratio.

As a result of the Reorganization, shareholders of Money Market Fund would receive Class B shares of Cash Management Fund. The services and features of Class B shares of Cash Management Fund are substantially the same as those of Money Market Fund, except that Class B shares of Cash Management Fund will convert to the lower cost Class A shares of such Fund eight years after their initial purchase. Money Market Fund does not have a conversion feature.

Distribution Arrangements. Class A shares of Cash Management Fund are sold on a continuous basis by Eaton Vance Distributors, Inc. (“EVD”), the Funds’ principal underwriter, while Class B and Class C shares of Cash Management Fund are only offered as an exchange to shareholders of other Eaton Vance funds. Shares of Money Market Fund were sold on a best efforts basis by EVD, and were principally offered as an exchange to shareholders of other Eaton Vance funds. Effective after the close of business on December 4, 2009, shares of Money Market Fund are no longer available for direct investment. Class A shares of Cash Management Fund are sold at net asset value. Class B and Class C shares of Cash Management Fund are sold at net asset value subject to a contingent deferred sales charge (“CDSC”). For purposes of the CDSC, Fund shares continue to age from the date of original purchase. Shares of Money Market Fund were sold at net asset value subject to a CDSC on the same schedule as Class B shares of Cash Management Fund. In the Reorganization, Money Market Fund shareholders will receive Class B shares of Cash Management Fund. Class A and Class C shares of Cash Management Fund will not be offered in connection with the Reorganization. Shareholders receiving Class B shares of Cash Management Fund in the Reorganization will be given credit for their holding period in the Money Market Fund in determining any applicable CDSC and the date of conversion of their Class B shares to Class A shares.

Redemption Procedures, Exchange Privileges and Conversion Feature. Class A shares of Cash Management Fund may be exchanged for Class A shares of other Eaton Vance funds. These exchanges are made at the public offering price (which generally includes the sales charge applicable to Class A shares), unless the shares were acquired as the result of an exchange from Class A of another Eaton Vance fund. In such case, the exchange generally will be made at net asset value. Class B and Class C shares of Cash Management Fund may be exchanged for Class B and Class C shares, respectively, of other Eaton Vance funds at net asset value. Existing Money Market Fund shares may be exchanged for Class B and Class C shares of other Eaton Vance funds at net asset value, unless such shares were acquired in exchange for Class C shares of another Eaton Vance fund, in which case such shares may only be exchanged for Class C shares of another Eaton Vance fund.

Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after prompt receipt of proper documents, including signature guarantees.

Class B shares of Cash Management Fund convert to Class A shares approximately eight years after they were purchased. Class A shares have lower ongoing expenses than Class B shares. Money Market Fund did not offer such a conversion feature. Eligible Class B shares will convert to Class A shares within 60 days after the Reorganization.

Tax Consequences. Money Market Fund expects to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, Money Market Fund’s shareholders will not recognize a taxable gain or loss on the receipt of Class B shares of Cash Management Fund in liquidation of their interest in Money Market Fund. Their tax basis in Cash Management Fund shares received in the Reorganization will be the same as their tax basis in the Money Market Fund shares, and the tax holding period will be the same. Furthermore, it is not anticipated that the Reorganization will preclude utilization of any of the capital loss carryovers of any Fund.

FUND EXPENSES

Expenses shown are those for the fiscal year ended October 31, 2009 and on a pro forma basis giving effect to the Reorganization as of such date.

Fund Fees and Expenses

Shareholder Fees	Cash Management Fund
(fees paid directly from your investment)	Class A	Class B	Class C	Money Market Fund
Maximum Sales Charge (Load)	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%	1.00%	5.00%
(as a percentage of the lower of net asset
value at time of purchase or redemption)
Maximum Sales Charge Imposed on	None	None	None	None
Reinvested Distributions

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

					Money
		Cash Management Fund			Market Fund	Pro Forma Combined Fund(1)
		Class A	Class B	Class C		Class A	Class B	Class C
Management Fees		0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-
1) Fees		n/a	0.90%	0.90%	0.88%	n/a	0.90%	0.90%
Other Expenses(2)		0.27%	0.27%	0.27%	0.34%	0.25%	0.25%	0.25%
Total Annual Fund	Operating
Expenses		0.76%	1.66%	1.66%	1.71%	0.74%	1.64%	1.64%

(1) Pro Forma Combined Fund reflects the pro forma (estimated) fees and expenses of Cash Management Fund after giving effect to the Reorganization. Pro Forma Combined Fund assumes investments are managed directly at the Cash Management Fund level (and not through a master-feeder structure). As described above, the Portfolio will be collapsed following the Reorganization.

(2) Other Expenses are based on each Fund’s expenses for the past fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Pro Forma Combined Fund after the Reorganization with the cost of investing in the Funds without the Reorganization. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund	$674	$939	$1,128	$2,019
Cash Management Fund
Class A shares	$ 78	$243	$ 422	$ 942
Class B shares*	$669	$923	$1,102	$1,725
Class C shares	$269	$523	$ 902	$1,965
Pro Forma Combined Fund
Class A shares	$ 76	$237	$ 411	$ 918
Class B shares*	$667	$917	$1,092	$1,703
Class C shares	$267	$517	$ 892	$1,944

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund	$174	$539	$928	$2,019
Cash Management Fund
Class A shares	$ 78	$243	$422	$ 942
Class B shares*	$169	$523	$902	$1,725
Class C shares	$169	$523	$902	$1,965
Pro Forma Combined Fund
Class A shares	$ 76	$237	$411	$ 918
Class B shares*	$167	$517	$892	$1,703
Class C shares	$167	$517	$892	$1,944

*Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

PRINCIPAL RISK FACTORS

As discussed above, the Funds have identical investment objectives and substantially identical investment policies and restrictions and, as such, are subject to substantially similar types of risks. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that it will be able to do so and it is possible to lose money by investing in a Fund. For a description of the principal risks of investing in the Funds, see “Investment Objectives & Principal Policies and Risks” in the Cash Management Fund Prospectus (enclosed herewith) and the Money Market Fund Prospectus, both of which are incorporated herein by reference. Shareholders should consult the Funds’ Prospectuses and SAIs for a more thorough comparison.

REASONS FOR THE REORGANIZATION

The Reorganization has been considered by the Board of Trustees of the Trust. In reaching their decision to approve the Reorganization, the Trustees, including the Independent Trustees, concluded that the Reorganization would be in the best interests of each Fund’s shareholders and that the interests of existing shareholders would not be diluted as a consequence thereof. In making this determination, the Trustees considered a number of factors, including the following:

  Objectives, Restrictions and Policies. Because Money Market Fund and Cash Management Fund both invest exclusively in the Portfolio, they have identical investment objectives and substantially identical restrictions and policies.
  Effect on Fund Fees, Expenses and Services. The Cash Management Fund is significantly larger than the Money Market Fund. As described above, CMF and MMF are expected to realize cost savings as a result of the Reorganization and the subsequent collapse of the Portfolio, after which Cash Management Fund will manage its investments directly (and not through a master-feeder structure).
  The services and features of Class B shares of Cash Management Fund are substantially the same as those of Money Market Fund, except that Class B shares of Cash Management Fund will convert to the lower cost Class A shares of such Fund eight years after their initial purchase. Money Market Fund does not have a conversion feature.
  Costs of the Reorganization. As noted above, Eaton Vance expects to bear the costs of the Reorganization, including printing and mailing costs. These costs are estimated at approximately $25,000.
  Tax Consequences. Money Market Fund will seek to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, the Money Market Fund shareholders will not recognize a taxable gain or loss on the receipt of shares of the Cash Management Fund in liquidation of their interests in the Money Market Fund. Their tax basis in Cash Management Fund shares received in the Reorganization will be the same as their tax basis in the Money Market Fund shares, and the tax holding period will be the same. Cash Management Fund’s tax basis for the assets received in the Reorganization will be the same as the Money Market Fund’s basis immediately before the Reorganization, and Cash Management Fund’s tax holding period for those assets will include Money Market Fund’s holding period. Furthermore, it is not anticipated that the Reorganization will preclude utilization of any of the capital loss carryovers of any Fund. Shareholders should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. For more information, see “Information About the Reorganization – Federal Income Tax Consequences.”
  Relative Performance. Because both Cash Management Fund and Money Market Fund invest in the Portfolio, the Funds’ portfolio holdings are substantially identical and do not differ in any material respects. The differences in the Fund’s returns are attributable to the higher expenses of Money Market Fund. For the seven-day period ended October 31, 2009, the current and effective yields of Cash Management Fund and Money Market Fund were 0.00%.
  No Dilution. After the Reorganization, each former shareholder of the Money Market Fund will own Class B shares of Cash Management Fund equal to the aggregate value of his or her shares of the Money Market Fund immediately prior to the Reorganization. Because Class B shares of Cash Management Fund will be issued at the per share net asset value of the Fund in exchange for the assets of the Money Market Fund, that, net of the liabilities of the Money Market Fund assumed by Cash Management Fund, will equal the aggregate value of those shares, the net asset value per share of Cash Management Fund will be unchanged. Thus, the Reorganization will not result in any dilution to shareholders of either Fund.

  Impact on Eaton Vance. There will be no changes to the advisory fee rate payable as a result of the Reorganization and no material impact on Eaton Vance.

INFORMATION ABOUT THE REORGANIZATION

At a meeting held on December 14, 2009, the Board of Trustees of the Trust approved the Plan in the form set forth as Appendix A to this Prospectus and Information Statement. The summary of the Plan is not intended to be a complete statement of all material features of the Plan and is qualified in its entirety by reference to the full text of the Plan attached hereto as Appendix A.

Agreement and Plan of Reorganization. The Plan provides that, at the Closing, the Trust shall transfer all of the assets of the Money Market Fund and assign all liabilities to Cash Management Fund, and Cash Management Fund shall acquire such assets and shall assume such liabilities upon delivery by Cash Management Fund to the Money Market Fund on the Closing date of Class B Cash Management Fund shares (including, if applicable, fractional shares). The value of Class B shares issued to Money Market Fund by Cash Management Fund will be the same as the value of shares that Money Market Fund has outstanding on the Closing date. Cash Management Fund Class B shares received by Money Market Fund will be distributed to Money Market Fund’s shareholders, with such shareholders receiving Class B shares of Cash Management Fund equal in value to those of the Money Market Fund held by such shareholder.

Cash Management Fund will assume all liabilities, expenses, costs, charges and reserves of Money Market Fund on the Closing date. At or prior to the Closing, Money Market Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Money Market Fund’s shareholders all of Money Market Fund’s investment company taxable income and net capital gain, if any, realized (after reduction for any available capital loss carry-forwards) in all taxable years ending at or prior to the Closing.

At or as soon as practicable after the Closing, Money Market Fund shall liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing date the full and fractional Cash Management Fund Class B shares equal in value to the Money Market Fund’s shares exchanged. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of Cash Management Fund in the name of each shareholder of Money Market Fund, representing the respective pro rata number of full and fractional Cash Management Fund Class B shares due such shareholder. All of Cash Management Fund’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of Cash Management Fund at the price in effect as described in Cash Management Fund’s prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Fund’s transfer agent.

Any transfer taxes payable on issuance of shares of Cash Management Fund in a name other than that of the registered holder of the shares on the books of Money Market Fund as of the time of transfer will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Money Market Fund will continue to be its responsibility up to and including the Closing date and thereafter until it is dissolved.

The consummation of the Plan is subject to the conditions set forth therein. The Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before December 31, 2010. The Plan may be amended by written agreement of its parties without shareholder approval and the parties may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations.

Costs of the Reorganization. Eaton Vance will bear the costs of the Reorganization, including legal, printing and mailing costs. The costs of the Reorganization are estimated at approximately $25,000.

Description of Cash Management Fund Shares. Full and fractional Class B shares of Cash Management Fund will be distributed to the Money Market Fund’s shareholders in accordance with the procedures under the Plan as described above. Each Cash Management Fund Class B share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees may grant in their discretion.

Federal Income Tax Consequences. It is expected that the Reorganization will qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of K&L Gates LLP at the Closing. Accordingly, shareholders of Money Market Fund will not recognize any capital gain or loss and Money Market Fund’s assets and capital loss carry-forwards should be transferred to Cash Management Fund without recognition of gain or loss.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, the Reorganization will result in the recognition of gain or loss to Money Market Fund’s shareholders depending upon their tax basis (generally, the original purchase price) for their Money Market Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of Class B shares of Cash Management Fund received in the Reorganization. Shareholders of Money Market Fund would, in the event of a taxable transaction, receive a new tax basis in the Class B shares they receive of Cash Management Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

Shareholders should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

Capitalization. The following table (which is unaudited) sets forth the capitalization of Money Market Fund and Cash Management Fund as of October 31, 2009, and on a pro forma basis as of that date giving effect to the acquisition of assets of the Money Market Fund at net asset value. Information is not presented for Cash Management Fund on a per class basis, as the Fund only offered one class of shares as of October 31, 2009.

	Net Assets	Net Asset Value per Share(1)	Shares Outstanding
Cash Management Fund	$178,584,136	$1.00	178,844,417

Money Market Fund	$ 81,560,956	1.00	81,512,818

Pro Forma Combined
Class A	$178,584,136	1.00	178,844,417
Class B	$ 81,560,956	1.00	81,512,818

(1) Rounded to two decimal places.

Performance Information. The following bar charts and table provide information about Money Market Fund’s and Cash Management Fund’s performance for each of the past ten calendar years through December 31, 2008. The returns in the bar charts do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Returns are for Class A shares of Cash Management Fund; no performance is shown for Class B and Class C shares because they had not been offered as of December 31, 2008. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

Money Market Fund

During the ten years ended December 31, 2008, Money Market Fund’s highest quarterly total return was 1.44% for the quarter ended December 31, 2000, and its lowest quarterly return was 0.00% for the quarter ended September 30, 2004. Money Market Fund’s annualized current and effective yields for the seven-day period ended October 31, 2008 were 0.82%. For the seven-day period ended November 30, 2009, such yields were 0.00%. Money Market Fund’s investment adviser has voluntarily undertaken to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero. This undertaking may be withdrawn at any time and is subject to recoupment. For current yield information call 1-800-262-1122. Performance is for the stated time period only; due to market volatility Money Market Fund’s current performance may be lower or higher.

Cash Management Fund

During the ten years ended December 31, 2008, Cash Management Fund’s highest quarterly total return was 1.49% for the quarter ended September 30, 2000, and its lowest quarterly return was 0.06% for the quarter ended June 30, 2004. Cash Management Fund’s annualized current and effective yields for the seven-day period ended October 31, 2008 were 1.67% and 1.68%, respectively. For the seven-day period ended November 30, 2009, such yields were 0.00%. Cash Management Fund’s investment adviser has voluntarily undertaken to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero. This undertaking may be withdrawn at any time and is subject to recoupment. For current yield information call 1-800-262-1122. Performance is for the stated time period only; due to market volatility Cash Management Fund’s current performance may be lower or higher.

Average Annual Total Return as of
December 31, 2008	One Year	Five Years	Ten Years
Cash Management Fund	2.40%	2.93%	2.96%
Money Market Fund	–3.54%	1.63%	2.09%

The returns for Money Market Fund reflect the applicable sales charge. Total returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. The Funds’ past performance is no guarantee of future results. An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Management’s Discussion of Fund Performance. The total returns of Cash Management Fund and the factors that materially affected the Fund’s performance during the most recent fiscal year are contained in its Annual Report for the year ended October 31, 2009, which is incorporated by reference into this Prospectus and Information Statement and relevant portions of which are attached hereto as Appendix B.

The performance of Money Market Fund is described under the captions “Performance” and “Portfolio Composition” in its Annual Report for the year ended October 31, 2009, which was previously mailed to Money Market Fund shareholders.

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF THE MONEY MARKET FUND COMPARE TO THAT OF THE CASH MANAGEMENT FUND?

Each Fund is a diversified series of the Trust. As described in the “Summary,” the investment objective of each Fund is identical. Each Fund has substantially identical fundamental and non-fundamental investment policies and restrictions. Each Fund currently seeks to meet its investment objective by investing in Cash Management Portfolio, a separate open-end investment company that has the same objective and policies as the Funds. Because each Fund invests in the same Portfolio, their portfolio holdings are substantially identical and do not differ in any material respects. Following the Reorganization, the Portfolio will be collapsed and Cash Management Fund will manage its investments directly at the fund level (and not through a master-feeder structure).

	Money Market Fund	Cash Management Fund

Business	A diversified money market mutual fund.	Same
Investment	Seeks to provide as high a rate of income as may	Same
Objective	be consistent with preservation of capital and
maintenance of liquidity.
Investment	Invests in high quality, U.S. dollar-denominated	Same
Policy(1)	money market instruments of domestic and
foreign issuers, including U.S. Government
securities and prime commercial paper. May
also invest in high grade short-term obligations
other than prime commercial paper as well as
certificates of deposit, bankers’ acceptances and
other short-term securities issued by domestic or
foreign banks or their subsidiaries or branches.
May invest without limit in U.S. dollar
denominated obligations of foreign issuers,
including foreign banks.
Investment	Boston Management and Research (“BMR”), a	Same
Adviser(2)	subsidiary of Eaton Vance, with offices at Two
International Place, Boston, MA 02110
Administrator	Eaton Vance	Same
Distributor	Eaton Vance Distributors, Inc.	Same

(1) On October 19, 2009, the Trustees of the Funds and the Portfolio approved a change to the investment policies of the Funds and the Portfolio to provide that each will invest would invest substantially all (and in no event less than 80%) of its net assets in high quality, short-term money market instruments that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to such instruments. Implementation of this change is expected to be completed on or about March 1, 2010. (2) BMR currently serves as investment adviser to the Portfolio. Following the Reorganization and subsequent collapse of the Portfolio, Cash Management Fund will adopt the Portfolio’s investment advisory agreement with BMR.

More complete information regarding the Funds’ investment objectives and policies is set forth in the Cash Management Fund Prospectus (enclosed herewith) and the Money Market Fund Prospectus, both of which are incorporated herein by reference, and in the Cash Management Fund SAI and Money Market Fund SAI,

both of which have been filed with the SEC and are incorporated herein by reference. Shareholders should consult such Prospectuses and SAIs for a more thorough comparison.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General. Money Market Fund and Cash Management Fund are each a separate series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust, governed by a Declaration of Trust dated May 17, 1984, as amended from time to time, and by applicable Massachusetts law.

Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees. Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his or her status as such for the obligations of the trust is provided for in the Declaration of Trust and By-Laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of the Declaration of Trust may be obtained from the Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

INFORMATION ABOUT THE FUNDS

Information about Cash Management Fund is included in the current Cash Management Fund Prospectus, a copy of which is included herewith and incorporated by reference herein. Additional information about Cash Management Fund is included in the Cash Management Fund SAI, which has been filed with the SEC and is incorporated by reference herein. Information concerning the operation and management of the Money Market Fund is incorporated herein by reference from the Money Market Fund Prospectus and Money Market Fund SAI. Copies may be obtained without charge on Eaton Vance’s website at www.eatonvance.com, by writing Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110 or by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time.

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trust, on behalf of each Fund, is currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith files proxy material, reports and other information with the SEC. These reports can be inspected and copied at the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, as well as at the following regional offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022; and Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

CASH MANAGEMENT FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand Cash Management Fund’s financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except that information for the year ended December 31, 2006 and all prior periods presented was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and Cash Management Fund’s financial statements are incorporated herein by reference and included in Cash Management Fund’s Annual Report for the year ended October 31, 2009, which is available upon request.

			Cash Management Fund
	Year Ended		Period Ended
	October 31,		October 31,		Year Ended October 31,
	2009	2008	2007(1)	2006	2005	2004
Net asset value - Beginning of period	$ 1.000	$1.000	$1.000	$ 1.000	$1.000	$1.000

Income (Loss) From Operations
Net investment income	$ 0.002	$0.030	$0.040	$ 0.043	$0.024	$0.006

Less Distributions
From net investment income	$ (0.002)	$ (0.030)	$ (0.040)	$ (0.043)	$ (0.024)	$ (0.006)
Tax return of capital	$ (0.000)(9)	–	–	–	–	–
Total distributions	$ (0.002)	$ (0.030)	$ (0.040)	$ (0.043)	$ (0.024)	$ (0.006)
Net asset value - End of period	$ 1.000	$1.000	$1.000	$ 1.000	$1.000	$1.000
Total Return(2)	0.17%	3.02%	4.04%(3)	4.40%(4)	2.48%(4)	0.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178,584	$342,517	$174,122	$119,983	$94,969	$98,165
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.58%(7)	0.58%	0.62%(8)	0.75%	0.80%	0.79%
Net investment income	0.23%	2.90%	4.82%(8)	4.32%	2.46%	0.60%

(1)	For the ten months ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	During the years ended December 31, 2006 and 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and 2005.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser waived a portion of its investment adviser fee of the Portfolio and a portion of Fund expenses (equal to 0.18% of average daily net assets for the year ended October 31, 2009). Absent this waiver, total return would have been lower.
(8)	Annualized.
(9)	Amount represents less than $0.0005 per share.

MONEY MARKET FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand Money Market Fund’s financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except that information for the year ended December 31, 2006 and all prior periods presented was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and Money Market Fund’s financial statements are incorporated herein by reference and included in Money Market Fund’s Annual Report for the year ended October 31, 2009, which is available upon request.

			Money Market Fund
			Period
			Ended
	Year Ended October 31,		October 31,		Year Ended October 31,
	2009	2008	2007(1)	2006	2005	2004
Net asset value - Beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations
Net investment income	$ 0.000(2)	$ 0.020	$ 0.031	$ 0.033	$ 0.014	$ 0.001
Less Distributions
From net investment income	$ 0.000(2)	$ (0.020)	$ (0.031)	$ (0.033)	$ (0.014)	$ (0.001)
Total distributions	$ 0.000(2)	$ (0.020)	$ (0.031)	$ (0.033)	$ (0.014)	$ (0.001)
Net asset value - End of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return(3)	0.02%	2.04%	3.16%(10)	3.32%(5)	1.45%(5)	0.05%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$81,561	$150,794	$66,507	$42,098	$48,339	$67,885
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.78%(8)	1.54%	1.66%(9)	1.80%	1.82%	1.31%(4)
Net investment income	0.03%	1.90%	3.78%(9)	3.30%	1.40%	0.04%

(1)	For the ten months ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(2)	Amount represents less than $0.0005 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of slaes charges.
(4)	The principal underwriter voluntarily waived a portion of its distribution fee and the administrator subsidized certain operating expenses (equal to 0.40% of average daily net assets for the year ended December 31, 2004). Absent this waiver and allocation, total return would have been lower.
(5)	During the years ended December 31, 2006 and 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and 2005.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	The investment adviser waived a portion of its investment adviser fee of the Portfolio and a portion of Fund expenses (equal to 0.93% of average daily net assets for the year ended October 31, 2009). Absent this waiver, total return would have been lower.
(9)	Annualized.
(10)	Not annualized.

EXPERTS

The financial statements incorporated in this Prospectus and Information Statement by reference from each Fund’s Annual Report for the year ended October 31, 2009 on Form N-CSR have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [__] day of [December, 2009], by and between Eaton Vance Mutual Funds Trust, a Massachusetts business trust (“Mutual Funds Trust”), on behalf of its series Eaton Vance Money Market Fund (“Money Market Fund”), and Mutual Funds Trust, on behalf of its series Eaton Vance Cash Management Fund (“Cash Management Fund”).

WITNESSETH:

     WHEREAS, Mutual Funds Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as Money Market Fund and Cash Management Fund), and the Trustees of Mutual Funds Trust have divided the shares of Cash Management Fund into Class A, Class B and Class C shares (“Cash Management Fund Class A Shares,” “Cash Management Fund Class B Shares” and “Cash Management Class C Shares,” respectively);

     WHEREAS, Money Market Fund and Cash Management Fund currently invest all of their assets in Cash Management Portfolio (the “Portfolio”), a New York trust registered under the 1940 Act as an open-end management investment company;

     WHEREAS, Boston Management and Research, a wholly owned subsidiary of Eaton Vance Management, serves as investment adviser to the Portfolio;

     WHEREAS, Mutual Funds Trust desires to provide for the reorganization of Money Market Fund through the acquisition by Cash Management Fund of substantially all of the assets of Money Market Fund in exchange for Cash Management Fund Class B Shares in the manner set forth; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.	Definitions

	1.1	The term “1933 Act” shall mean the Securities Act of 1933, as amended.

	1.2	The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

	1.3	The term “Agreement” shall mean this Agreement and Plan of Reorganization.

	1.4	The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and receivables of Money Market Fund as of the Close of Trading on the New York Stock
Exchange on the Valuation Date. Included therein for the Cash Management Fund Class B
Shares shall be the uncovered distribution charges under the Money Market Fund
Distribution Plan, or, if lower, the amount of contingent deferred sales charges that would be paid by all Money Market Fund shareholders if they redeemed on the Closing Date; such amount shall be treated as uncovered distribution charges under the Cash Management Fund
Class B Distribution Plan.

1.5	The term “Business Day” shall mean any day that the New York Stock Exchange is open.

1.6	The term “Close of Trading on the NYSE” shall mean the close of regular trading on the New
York Stock Exchange, which is usually 4:00 p.m. Eastern time.

1.7	The term “Closing” shall mean the closing of the transaction contemplated by this
Agreement.

1.8	The term “Closing Date” shall mean [_________], provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

1.9	The term “Commission” shall mean the Securities and Exchange Commission.

1.10	The term “Custodian” shall mean State Street Bank and Trust Company.

1.11	The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this
Agreement.

1.12	The term “Information Statement” shall mean the combined prospectus and information statement furnished to the Money Market Fund shareholders in connection with this transaction.

1.13	The term “Mutual Funds Trust N-1A” shall mean the registration statement, as amended, on
Form N-1A of Mutual Funds Trust with respect to the Funds in effect on the date hereof or on the Closing Date, as the context may require.

1.14	The term “Mutual Funds Trust N-14” shall mean Mutual Funds Trust’s registration statement on Form N-14, as may be amended, that describes the transactions contemplated by this
Agreement and registers the Cash Management Fund Class B Shares to be issued in connection with the transactions.

1.15	The term “NYSE” shall mean the New York Stock Exchange.

1.16	The term “Valuation Date” shall mean the day of the Closing Date.

2. Transfer and Exchange of Assets

2.1	Reorganization of Money Market Fund. At the Closing, subject to the terms and conditions set forth herein, Mutual Funds Trust shall transfer all of the assets of Money Market Fund and assign all Assumed Liabilities to Cash Management Fund, and Cash Management Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by Cash
Management Fund to Money Market Fund on the Closing Date of Cash Management Fund
Class B Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the
Assumed Liabilities, all determined and adjusted as provided in Section 2.2. Upon delivery of the assets, Cash Management Fund will receive good and marketable title thereto free and clear of all liens.

2.2	Computation of Net Asset Value. The net asset value per share of the Cash Management
Fund Class B Shares and the net value of the assets of Money Market Fund subject to this

Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the
Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the Cash Management Fund Class B Shares shall be computed in the manner set forth in the Mutual Funds Trust Form N-1A. In determining the value of the assets transferred by Money Market Fund to Cash Management Fund, such assets shall be priced in accordance with the policies and procedures described in the Mutual Funds Trust N-1A.

3.	Closing Date, Valuation Date and Delivery

	3.1	Closing Date. The Closing shall be at the offices of Eaton Vance Management, Two
International Place, Boston, MA 02110 immediately after the close of business on the
Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed in writing by the parties.

	3.2	Valuation Date. Pursuant to Section 2.2, the net value of the assets of Money Market Fund and the net asset value per share of Cash Management Fund shall be determined as of the
Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Mutual Funds Trust with respect to
Money Market Fund will be permanently closed, and sales of Money Market Fund Shares shall be suspended, as of the close of business of Mutual Funds Trust on the Valuation Date.
Redemption requests thereafter received by Mutual Funds Trust with respect to Money
Market Fund shall be deemed to be redemption requests for Cash Management Fund Class B
Shares to be distributed to shareholders of Money Market Fund under this Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Portfolio are traded shall be disrupted on the Valuation Date so that, in the judgment of the Trust, accurate appraisal of the net assets of Money Market Fund to be transferred hereunder or the assets of Cash Management Fund is impracticable, the Valuation
Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of the Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

	3.3	Delivery of Assets. After the close of business on the Valuation Date, Mutual Funds Trust shall issue instructions providing for the delivery of all of its assets held on behalf of Money
Market Fund to the Custodian to be held for the account of Cash Management Fund, effective as of the Closing.

4.	Money Market Fund Distributions and Termination

As soon as reasonably practicable after the Closing Date, Mutual Funds Trust shall pay or make provisions for the payment of all of the debts and taxes of Money Market Fund and distribute all remaining assets, if any, to shareholders of Money Market Fund, and Money Market Fund shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, Mutual Funds Trust on behalf of
Money Market Fund shall distribute the Cash Management Fund Class B Shares it received from the
Cash Management Fund to the shareholders of the Money Market Fund and shall instruct Cash
Management Fund as to the amount of the pro rata interest of each of Money Market Fund’s shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Mutual Funds Trust), to be registered on the books of Cash
Management Fund, in full and fractional Cash Management Fund Class B Shares, in the name of

                                                                                            A-3

each such shareholder, and Cash Management Fund agrees promptly to transfer the Cash
Management Fund Class B Shares then credited to the account of Money Market Fund on the books of Cash Management Fund to open accounts on the share records of Cash Management Fund in the names of Money Market Fund shareholders in accordance with said instruction. All issued and outstanding Money Market Fund Shares shall thereupon be canceled on the books of Mutual Funds
Trust. Cash Management Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.	Liabilities and Expenses

Cash Management Fund shall acquire all liabilities of Money Market Fund, whether known or unknown, or contingent or determined. Mutual Funds Trust will discharge all known liabilities of
Money Market Fund, so far as may be possible, prior to the Closing Date. Money Market Fund and
Cash Management Fund shall bear their respective expenses in connection with carrying out this
Agreement.

6.	The Portfolio’s Representations and Warranties

The Portfolio hereby represents, warrants and agrees as follows:

	6.1	Legal Existence. The Portfolio is a trust duly organized and validly existing under the laws of the State of New York.

	6.2	Registration under 1940 Act. The Portfolio is duly registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

	6.3	Financial Statements. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated October
31, 2009 fairly present the financial condition of the Portfolio as of said date in conformity with generally accepted accounting principles.

	6.4	No Material Events. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

	6.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio’s Board of
Trustees by vote taken at a meeting of such Board duly called and held on [_________].

	6.6	No Material Violations. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result in, a material violation of any provision of its Declaration of
Trust or By-Laws, as each may be amended, of the Portfolio or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

	6.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended October 31, 2009 and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due.

                                                                                          A-4

The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

	6.8	Good and Marketable Title. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever.

	6.9	Books and Records. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

7.	Mutual Funds Trust’s Representations and Warranties

Mutual Funds Trust, on behalf of Money Market Fund and Cash Management Fund, hereby represents, warrants and agrees as follows:

	7.1	Legal Existence. Mutual Funds Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of Money Market Fund and
Cash Management Fund is a validly existing series of Mutual Funds Trust. Mutual Funds
Trust is authorized to issue an unlimited number of shares of beneficial interest of Cash
Management Fund.

	7.2	Registration under 1940 Act. Mutual Funds Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

	7.3	Financial Statements. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of Money
Market Fund and Cash Management Fund dated October 31, 2009 fairly present the financial condition of Money Market Fund and Cash Management Fund as of said dates in conformity with generally accepted accounting principles.

	7.4	No Contingent Liabilities. There are no known contingent liabilities of Money Market Fund or
Cash Management Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Mutual Funds Trust threatened, against Money
Market Fund or Cash Management Fund which would materially affect its financial condition.

	7.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of
Mutual Funds Trust by vote taken at a meeting of such Board duly called and held on [____].
No approval of the shareholders of either Fund is required in connection with this Agreement or the transactions contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Mutual Funds Trust and is a valid and legally binding obligation of each of Cash Management Fund and Money Market Fund enforceable in accordance with its terms.

	7.6	No Material Violations. Mutual Funds Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its
Declaration of Trust or By-Laws, as each may be amended, of Mutual Funds Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which Mutual
Funds Trust is a party or by which it is bound.

	7.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on Money Market Fund or Cash Management Fund, each of Money Market Fund and
Cash Management Fund has filed or will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of Money
Market Fund and Cash Management Fund has elected to be treated as a “regulated investment company” for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

	7.8	Mutual Funds Trust N-1A Not Misleading. The Mutual Funds Trust N-1A conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.	Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

	8.1	Representations and Warranties. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

	8.2	Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

	8.3	Registration Statement. The Mutual Funds Trust N-14 shall have become effective under the
1933 Act; no stop orders suspending the effectiveness of such Mutual Funds Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Information Statement has been delivered to each shareholder of record of Money Market Fund as of [______, 2010] in accordance with the provisions of the 1934 Act and the rules thereunder.

	8.4	Declaration of Dividend. Mutual Funds Trust shall have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to
Money Market Fund shareholders all of Money Market Fund’s investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of Money Market Fund, all of its net capital gain realized in the final taxable period of Money Market Fund (after reduction for any available capital loss carryforwards) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under
Sections 265 and 171(a)(2) of the Code for the final taxable period of Money Market Fund.

	8.5	State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

	8.6	Performance of Covenants. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the
Closing Date.

	8.7	Due Diligence. Mutual Funds Trust shall have had reasonable opportunity to have its officers and agents review the records of the Portfolio.

	8.8	No Material Adverse Change. From the date of this Agreement, through the Closing Date, there shall not have been:

(1) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Money Market Fund or Cash Management
Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

(2) any loss (whether or not covered by insurance) suffered by Money Market Fund or
Cash Management Fund materially and adversely affecting Money Market Fund or
Cash Management Fund, other than depreciation of securities;

(3) issued by Mutual Funds Trust to any person any option to purchase or other right to acquire shares of any class of Money Market Fund or Cash Management Fund
Shares (other than in the ordinary course of Mutual Funds Trust’s business as an open-end management investment company);

(4) any indebtedness incurred by the Portfolio for borrowed money or any commitment to borrow money entered into by the Portfolio except as permitted in Mutual Funds
Trust N-1A and disclosed in financial statements required to be provided under this
Agreement;

(5) any amendment to the Declaration of Trust or By-Laws of Mutual Funds Trust that will adversely affect the ability of Mutual Funds Trust to comply with the terms of this Agreement; or

(6) any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Portfolio except as provided in Mutual Funds Trust N-1A.

	8.9	Lawful Sale of Shares. On the Closing Date, Cash Management Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Mutual Funds Trust, and conform in all substantial respects to the description thereof contained in the Mutual Funds Trust N-14 and Information Statement furnished to the Money Market Fund shareholders, and the Cash
Management Fund Class B Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Mutual Funds Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

	8.10	Documentation and Other Actions. Mutual Funds Trust shall have executed such documents and shall have taken such other actions, if any, as reasonable requested to fully effectuate the transactions contemplated hereby.

9.	Addresses

All notices required or permitted to be given under this Agreement shall be given in writing to Eaton
Vance Mutual Funds Trust, Two International Place, Boston, MA 02110 (Attention: Chief Legal

                                                                                              A-7

Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.	Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 6, 7 or 8 hereof have not been performed or do not exist on or before December 31, 2010. In the event of termination of this
Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11.	Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the
Commonwealth of Massachusetts. Mutual Funds Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Mutual
Funds Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this
Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.	Amendments

At any time (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing). The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

13.	Massachusetts Business Trust

References in this Agreement to Mutual Funds Trust mean and refer to the Trustees from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of
Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Mutual Funds Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the
Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust.
The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Mutual Funds Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of the Trust as provided in such Declaration of
Trust. No series of Mutual Funds Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:	EATON VANCE MUTUAL FUNDS TRUST
(on behalf of Eaton Vance Money Market Fund)

By:
Secretary	President

EATON VANCE MUTUAL FUNDS TRUST
(on behalf of Eaton Vance Cash Management Fund)

By:
Secretary	President

CASH MANAGEMENT PORTFOLIO

By:
Secretary	President
(For purposes of Section 6 only)

APPENDIX B MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

B-1

Eaton Vance Money Market Funds as of October 31, 2009

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Economic and Market Conditions

 One year after the beginning of the credit meltdown,
the U.S. economy, as measured by gross domestic
product (GDP), grew by 2.8%
(annualized) in the third quar-
ter of 2009, according to the U.S.
Department of Commerce. The
rate of growth was a downward
revision from earlier estimates of
3.5%, but still marked the first
gain for the economy since the
second quarter of 2008. Reversing
the trend of the past four quarters,
GDP was driven by an increase in
consumer spending, particularly
on automobiles, and by targeted stimulus programs.
Growth in this area, while additive to GDP, remains
below-trend.

Duke E. Laflamme, CFA Portfolio Manager

 Less uncertainty and the stirrings of an economic
recovery kept the fixed-income markets more
stable in the last quarter of the Funds’ fiscal year.
In addition to the somewhat improved economic
outlook, the spread tightening in mortgage, credit
and money markets (i.e., the difference in yield
versus a Treasury bond with a similar maturity) was
supported by continued efforts from global central
banks to normalize spreads and keep credit channels
open. The Federal Reserve (the “Fed”) maintained
low rates and continued to implement a variety of
measures in coordination with the Treasury in an
attempt to ease the financial strain in the markets.
The Fed Funds rate target stood at 0% to 0.25% as
of October 31, 2009.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Management Discussion

As of October 31, 2009, Cash Management Portfolio (the Portfolio) — in which the Funds invest their assets — had 88.9% of its net assets invested in U.S.  Treasury obligations, U.S. Government agency bonds and high-quality commercial paper, each highly liquid types of securities in which money market funds commonly invest. The Portfolio also invests in other high-quality, short-term investments.

Each Fund was a participant in the U.S. Treasury Department’s Temporary Money Market Guarantee Program. The Program expired on September 18, 2009. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund. An investment in a Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

In addition to the Program announced by the U.S.  Treasury Department in September 2008, the Fed has in place a number of programs to provide liquidity to the short-term credit markets.

On October 19, 2009, the Boards of Trustees of each Fund and the Portfolio approved a change to the investment policies of each Fund and the Portfolio to provide that each will invest substantially all of its net assets in obligations of the U.S. Government and its agencies and instrumentalities. Implementation of this change is expected to be completed on or about March 1, 2010. In connection with the policy change, Eaton Vance Cash Management Fund will change its name to Eaton Vance U.S. Government Money Market Fund and the Portfolio will change its name to U.S. Government Money Market Portfolio. In addition, the Trustees approved the reorganization of Eaton Vance Money Market Fund into Class B shares of Eaton Vance Cash Management Fund. The reorganization is expected to be consummated on or about March 1, 2010.

Effective December 4, 2009, Eaton Vance Cash Management Fund commenced offering multiple classes of shares. Shares outstanding prior to that date are now designated as Class A shares.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

1

Eaton Vance Money Market Funds as  of  October  31,  2009

FUND PERFORMANCE

Effective February 1, 2010, Thomas Luster and Maria Cappellano will co-manage the Portfolio. Mr. Luster is a Vice President of the Portfolio’s investment adviser and manages other Eaton Vance portfolios. Ms. Cappellano is an Assistant Vice President of the investment adviser. Mr. Luster and Ms. Cappellano have been members of Eaton Vance’s investment grade income team for over ten years.

Performance

Eaton Vance Cash Management Fund[1]
Symbol	EHCXX
SEC Average Annual Total Returns
One Year	0.17%
Five Years	2.86
Ten Years	2.60
Life of Fund†	5.80

[1] The Fund has no sales charge.
† Inception date: 1/27/75

Eaton Vance Money Market Fund[2]
Symbol	EVMXX
Average Annual Total Returns
One Year	0.02%
Five Years	2.00
Ten Years	1.82
Life of Fund†	2.43
SEC Average Annual Total Returns
One Year	-4.98%
Five Years	1.63
Ten Years	1.82
Life of Fund†	2.43

+ Inception date: 4/5/95

2 Average Annual Total Returns do not include the applicable contingent deferred sales charge (CDSC). If the sales charge was deducted, performance would be lower. SEC Average Annual Total Returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% -5th year; 1% - 6th year.

Total Annual Operating Expenses[3]
Eaton Vance Cash Management Fund Expense Ratio	0.60%
Eaton Vance Money Market Fund Expense Ratio	1.54%

3 Source: Cash Management Fund prospectus dated 12/4/09; Money Market Fund prospectus dated 3/1/09.

Current SEC Yield (annualized)
For the 7-Day Period Ended 10/31/09 [4,5]
Eaton Vance Cash Management Fund	0.00%
Eaton Vance Money Market Fund	0.00

4 Past performance is no guarantee of future results. Performance is for the stated time period only; each Fund’s current yield may be lower or higher than the quoted yield.  Yield quotation more closely reflects current earnings than quotations of total return. For current yield information, please call 1-800-262-1122.

5 The Fund’s investment adviser voluntarily undertook to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero.

Portfolio Composition

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (if any) with all distributions reinvested. Performance is for the stated time period only; current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

APPENDIX C OUTSTANDING SHARES AND 5% HOLDERS

As of November 30, 2009, the following person(s) held the share percentage of Money Market Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s)
on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s)
may exercise voting rights under certain limited circumstances:

Pershing LLC	Jersey City, NJ	12.699%
Citigroup Global Markets, Inc	Owings Mills, MD	8.505%

Assuming the Reorganization was consummated on November 30, 2009, such persons would hold the following share percentages of Class B shares of the combined fund:

Pershing LLC	Jersey City, NJ	12.699%
Citigroup Global Markets, Inc	Owings Mills, MD	8.505%

As of November 30, 2009, the following person(s) held the share percentage of Cash Management Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s)
on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s)
may exercise voting rights under certain limited circumstances:

Saturn & Co. A/C #2	Boston, MA	14.244%
Eaton Vance Distributors, Inc.	Boston, MA	5.413%

Assuming the Reorganization was consummated on November 30, 2009, such persons would hold the following share percentages of Class B shares of the combined fund:

Saturn & Co. A/C #2	Boston, MA	14.244%
Eaton Vance Distributors, Inc.	Boston, MA	5.413%

As of November 30, 2009, to the knowledge of the Trust, no other person owned of record or beneficially 5%
or more of the outstanding shares of Money Market Fund or Cash Management Fund. The Trustees and
officers of the Trust individually and as a group owned beneficially less than 1% of the outstanding shares of each Fund as of that date.

C-1

EATON VANCE MUTUAL FUNDS TRUST Eaton Vance Cash Management Fund

Two International Place Boston, Massachusetts 02110

STATEMENT OF ADDITIONAL INFORMATION DATED [JANUARY 22, 2010]

This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Money Market Fund (“Money Market Fund”) into Eaton Vance Cash Management Fund (“Cash Management Fund”), whereby Money Market Fund will transfer substantially all of its assets to Cash Management Fund and shareholders in Money Market Fund will receive Class B shares of Cash Management Fund in exchange for their shares of Money Market Fund. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)	The audited financial statements of (a) Money Market Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended October 31, 2009 and (b) Cash Management Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended October 31, 2009, previously filed on EDGAR, Accession Number 0000950123- 09-072707.
(2)	The Statement of Additional Information of Cash Management Fund, dated December 4, 2009, previously filed on EDGAR, Accession Number 0000940394-09-000964.
(3)	The Statement of Additional Information of Money Market Fund, dated March 1, 2009, previously filed on EDGAR, Accession Number 0000940394-09-000139.

This SAI is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated [January 22, 2010] relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling Eaton Vance Distributors, Inc. at (800) 262-1122.

Pro Forma Financial Statements

The following unaudited pro forma combining financial statements are intended to show the financial condition and related results of operations resulting from the merger of Eaton Vance Money Market Fund with Eaton Vance Cash Management Fund as if the merger occurred on the dates presented. Please see the accompanying notes for additional information about the unaudited pro forma financial statements.

1

Pro Forma Combining
Statement of Assets and Liabilities (Unaudited)
October 31, 2009

	Cash	Money	Pro-Forma	Pro-Forma
	Management	Market Fund	Adjustments	Combined
	Fund	(Unaudited)	(Unaudited)	(Unaudited)
	(Unaudited)
Assets

Investment in Cash Management Portfolio, at value	$ 168,151,962	$ 81,980,409	$ -	$ 250,132,371
Receivable for Fund Shares Sold	10,835,300	134,646		10,969,946
Receivable from affiliate	27,542	54,836	-	82,378
Total assets	$ 179,014,804	$ 82,169,891	$ -	$ 261,184,695

Liabilities

Payable for fund shares redeemed	$ 363,768	$ 496,541	$ -	$ 860,309
Payable to affiliates:
Distribution and service fees	-	47,626	-	47,626
Trustees' fees	42	42	-	84
Accrued expenses	66,858	64,726	-	131,584
Total liabilities	$430,668	$608,935	$ -	$1,039,603

Net Assets	$ 178,584,136	$ 81,560,956	$ -	$ 260,145,092

Sources of Net Assets

Paid-in Capital	$ 178,811,475	$ 81,512,832	-	$ 260,324,307
Accumulated net realized gain (loss) from Portfolio	(227,339)	48,124	-	(179,215)
Total	$ 178,584,136	$ 81,560,956	$ -	$ 260,145,092

Shares of Beneficial Interest Outstanding
	178,844,417	81,512,818	-	260,357,235

Net Asset Value, Offering Price and Redemption Price Per Share
(net assets / shares of beneficial interest outstanding)	$ 1.00	$ 1.00		$ 1.00

See notes to Pro Forma Combining Financial Statements

                                                                                                                2

Pro Forma Combining
Statement of Operations (Unaudited)
For the Year Ended October 31, 2009

	Cash	Money	Pro-Forma		Pro-Forma
	Management	Market Fund	Adjustments		Combined
	Fund	(Unaudited)	(Unaudited)		(Unaudited)
	(Unaudited)
Investment Income
Interest Allocated from the Portfolio	$ 1,991,751	$ 979,161	$ -		$ 2,970,912
Expenses Allocated from the Portfolio	(1,201,406)	(598,074)	-		(1,799,480)
Total investment income from Portfolio	$ 790,345	$ 381,087	$ -		$ 1,171,432

Expenses
Distribution and service Fees	$ -	$ 1,074,973	$ -		$ 1,074,973
Trustees' fees and expenses	511	512	(500)	(1)	523
Custodian fee	19,651	33,342	(18,125)	(1)	34,868
Transfer and dividend disbursing agent fees	142,647	160,972	(21,293)	(1)	282,326
Legal and accounting services	43,802	32,611	(31,861)	(1)	44,552
Temporary Guarantee Program fee	299,533	62,008	-		361,541
Printing and postage	31,306	35,456	(14,560)	(1)	52,202
Registration fees	51,760	40,221	(40,221)	(1)	51,760
Miscellaneous	8,880	7,875	(6,928)	(1)	9,827
Total expenses	$ 598,090	$ 1,447,970	$ (133,488)		$ 1,912,572
Deduct -
Allocation of expenses to affiliate	$ 369,167	$ 1,099,749	$ -		$ 1,468,916
Total expense reductions	$ 369,167	$ 1,099,749	$ -		$ 1,468,916

Net expenses	$ 228,923	$ 348,221	$ (133,488)		$ 443,656

Net investment income	$561,422	$32,866	$133,488		$727,776

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss)
Investment transactions	$ 317,026	$ 142,027	$ -		$ 459,053
Net realized gain	$ 317,026	$ 142,027	$ -		$ 459,053

Net increase in net assets from operations	$ 878,448	$ 174,893	$ 133,488		$ 1,186,829

(1) Certain expenses have been adjusted to reflect the elimination or reduction of duplicative expenses of the merger. Pro forma operating expense adjustments reflect management's best estimates.

See notes to Pro Forma Combining Financial Statements

                                                                                                                                    3

EATON VANCE MONEY MARKET FUND PROPOSED MERGER WITH EATON VANCE CASH MANAGEMENT FUND

NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)

1. Basis of Combination

Eaton Vance Cash Management Fund ("Acquiring Fund") will acquire substantially all of the assets of the Eaton Vance Money Market Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund. This merger will be accounted for by the method of accounting for tax free mergers of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of the Acquiring Fund and the Acquired Fund at October 31, 2009 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the Acquiring Fund and the Acquired Fund for the year ended October 31, 2009 as though the merger occurred at the beginning of the period presented. Both the Statement of Assets and Liabilities and the Statement of Operations are presented for the information of the reader, and may not necessarily be representative of what the combined statements would have been had the acquisition occurred on October 31, 2009.

4

PART C OTHER INFORMATION

Item 15.   Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.   Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust
dated August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-000497) and incorporated herein by reference. As used herein, references to Post-Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-
1A.

	(b)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to
Post-Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-
95-000497) and incorporated herein by reference.

	(c)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c)
to Post-Effective Amendment No. 38 filed October 30, 1997 (Accession No.
0000950156-97-000918) and incorporated herein by reference.

	(d)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit
(a)(4) to Post-Effective Amendment No. 136 filed August 28, 2008 (Accession No.
0000940394-08-001205) and incorporated herein by reference.

	(e)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest, Without Par Value, as amended effective October 19, 2009 filed as Exhibit (a)(5) to Post-Effective Amendment No. 150 filed December 4, 2009
(Accession No. 0000940394-09-000964) and incorporated herein by reference.

(2)	(a)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective
Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-000497)
and incorporated herein by reference.

	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-
Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-

C-1

000497) and incorporated herein by reference.

	(c)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-
Effective Amendment No. 87 filed September 13, 2002 (Accession No.
0000940394-02-000563) and incorporated herein by reference.

	(d)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-
Effective Amendment No. 103 filed March 1, 2005 (Accession No. 0000940394-05-
000195) and incorporated herein by reference.

	(e)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-
Effective Amendment No. 120 filed February 7, 2007 (Accession No. 0000940394-
07-000138) and incorporated herein by reference.

	(f)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-
Effective Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-
08-001205) and incorporated herein by reference.

(3)		Voting Trust Agreement. – not applicable.

(4)		Form of Agreement and Plan of Reorganization – filed as Appendix A to the Proxy
Statement/Prospectus.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective
Amendment No. 25 filed August 17, 1995 (Accession No. 0000950156-95-000608)
and incorporated herein by reference.

	(b)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit
(5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 (Accession No.
0000950156-97-000870) and incorporated herein by reference.

	(c)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-
Effective Amendment No. 37 filed October 17, 1997 (Accession No. 0000950156-
97-000870)and incorporated herein by reference.

	(d)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-
Effective Amendment No. 76 filed June 21, 2001 (Accession No. 0000940394-01-
500299) and incorporated herein by reference.

	(e)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-
Effective Amendment No. 78 filed August 17, 2001 (Accession No. 0000940394-
01-500394) and incorporated herein by reference.

C-2

(6)	(f)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as
Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001
(Accession No. 0000940394-01-500553) and incorporated herein by reference.

	(g)	(i) Investment Advisory and Administrative Agreement with Eaton Vance
Management for Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002
(Accession No. 0000940394-02-000406) and incorporated herein by reference.

(ii) Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low Duration Fund and Eaton Vance Management filed as
Exhibit (d)(7)(b) to Post-Effective Amendment No. 95 filed April 28, 2004
(Accession No. 0000940394-04-000438) and incorporated herein by reference.

(iii) Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low
Duration Fund dated June 14, 2004 filed as Exhibit (7)(c) to Post-Effective
Amendment No. 103 filed March 1, 2005 (Accession No. 0000940394-05-
000195) and incorporated herein by reference.

	(h)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit
(d)(8) to Post-Effective Amendment No. 85 filed February 26, 2003 (Accession No.
0000940394-03-000085) and incorporated herein by reference.

	(i)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit
(d)(9) to Post-Effective Amendment No. 91 filed August 11, 2003 (Accession No.
0000940394-03-000637) and incorporated herein by reference.

	(j)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Diversified Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-
Effective Amendment No. 98 filed December 6, 2004 (Accession No. 0000940394-
04-001127) and incorporated herein by reference.

	(k)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Dividend Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-
Effective Amendment No. 108 filed August 17, 2005 (Accession No. 0000940394-
05-000966) and incorporated herein by reference.

	(l)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Structured Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No.
0000940394-06-000369) and incorporated herein by reference.

	(m)	Investment Sub-Advisory Agreement between Eaton Vance Management and
Parametric Portfolio Associates for Eaton Vance Structured Emerging Markets
Fund dated March 27, 2006 filed as Exhibit (d)(13) to Post-Effective Amendment

                                                                                             C-3

No. 122 filed February 27, 2007 (Accession No. 0000940394-07-000176) and
incorporated herein by reference.

(6)	(n)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Emerging Markets Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to
Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No.
0000940394-08-000450) and incorporated herein by reference.

	(o)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-
Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-
08-000450) and incorporated herein by reference.

	(p)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Global Macro Fund dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450)
and incorporated herein by reference.

	(q)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Strategic Income Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective
Amendment No. 132 filed December 28, 2007 (Accession No. 0000940394-07-
002172) and incorporated herein by reference.

	(r)	Investment Advisory and Administrative Services Agreement dated October 19,
2009 with Eaton Vance Management for Eaton Vance Build America Bonds Fund
filed as Exhibit (d)(18) to Post- Effective Amendment No. 148 filed November 17,
2009 (Accession No. 0000940394-09-000877) and incorporated herein by reference.

(7)	(a)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34
filed April 21, 1997 (Accession No. 0000950156-97-000394) and incorporated herein by reference.

	(b)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(6) to Post-Effective Amendment No. 34
filed April 21, 1997 (Accession No. 0000950156-97-000394) and incorporated herein by reference.

	(c)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 34
filed April 21, 1997 (Accession No. 0000950156-97-000394) and incorporated herein by reference.

	(d)	(i) Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 111 filed October 4,
2007 (Accession No. 0000940394-07-001184) and incorporated herein by

                                                                                          C-4

reference.

(7)	(d)	(ii) Amended Schedule A dated October 19, 2009 to the Amended and Restated
Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton
Vance Distributors, Inc. filed as Exhibit (e)(4)(b) to Post-Effective
Amendment No. 150 filed December 4, 2009 (Accession No. 0000940394-09-
000964) and incorporated herein by reference.

	(e)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized
Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26,
2007 (Accession No. 0000940394-07-000430) to the Registration Statement of
Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) and
incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc.,
Release No. IC-20671 (November 1, 1994).

(9)	(a)	Custodian Agreement with Investors Bank & Trust Company dated October 15,
1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995
(Accession No. 0000950156-95-000497) and incorporated herein by reference.

	(b)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated
October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed
February 27, 1996 (Accession No. 0000950156-96-000197) and incorporated herein by reference.

	(c)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of
Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No.
0000950156-99-000050) filed January 25, 1999 and incorporated herein by reference.

	(d)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with
Investors Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-
Managed Global Buy-Write Opportunities Fund N-2 Pre-Effective Amendment No.
2 (File Nos. 333-123961, 811-21745) filed September 26, 2005 (Accession No.
0000950135-05-005528) and incorporated herein by reference.

	(e)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust
Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File
No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No.
0000940394-01-500125) and incorporated herein by reference.

	(f)	Custodian Agreement with State Street Bank and Trust Company dated as of
February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the
Registration Statement of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-
02258) filed January 27, 2004 (Accession No. 0000940394-04-000079) and
incorporated herein by reference.

                                                                                            C-5

(10)	(a)	(i)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-
1 under the Investment Company Act of 1940 dated June 19, 1995 filed as
Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995
(Accession No. 0000950156-95-000608) and incorporated herein by reference.

		(ii)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on
behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as
Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997
(Accession No. 0000950156-97-000394) and incorporated herein by reference.

	(b)	(i)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23,
1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective
Amendment No. 117 filed June 28, 2006 (Accession No. 0000940394-06-
000619) and incorporated herein by reference.

		(ii)	Amendment to Schedule A effective October 19, 2009 of Eaton Vance
Mutual Funds Trust Class A Distribution Plan filed as Exhibit (m)(2)(b) to
Post-Effective Amendment No. 148 filed November 17, 2009 (Accession No.
0000940394-09-000877) and incorporated herein by reference.

	(c)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as Exhibit (m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007
(Accession No. 0000940394-07-000470) and incorporated herein by reference.

	(d)	(i)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23,
1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed
October 30, 1997 (Accession No. 0000950156-97-000918) and incorporated herein by reference.

		(ii)	Amendment to Schedule A effective October 19, 2009 of Eaton Vance
Mutual Funds Trust Class B Distribution Plan filed as Exhibit (m)(4)(b) to
Post-Effective Amendment No. 150 filed December 4, 2009 (Accession No.
0000940394-09-000964) and incorporated herein by reference.

	(e)	Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance
Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(5) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

	(f)	(i)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23,
1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed
October 30, 1997 (Accession No. 0000950156-97-000918) and incorporated herein by reference.

		(ii)	Amendment to Schedule A effective October 19, 2009 of Eaton Vance
Mutual Funds Trust Class C Distribution Plan filed as Exhibit (m)(6)(b) to
Post-Effective Amendment No. 150 filed December 4, 2009 (Accession No.
0000940394-09-000964) and incorporated herein by reference.

                                                                                        C-6

(10)	(g)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low
Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective
Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406)
and incorporated herein by reference.

	(h)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance
Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(8) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

	(i)	(i) Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16,
2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective
Amendment No. 89 filed July 9, 2003 (Accession No. 0000940394-03-
000488) and incorporated herein by reference.

(ii) Schedule A to Class R Distribution Plan filed as Exhibit (m)(9)(b) to Post-
Effective Amendment No. 145 filed July 30, 2009 (Accession No.
0000940394-09-000579) and incorporated herein by reference.

	(j)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6,
2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed August 10, 2007
(Accession No. 0000940394-07-000956) and incorporated herein by reference.

	(k)	Schedule A effective October 19, 2009 to Amended and Restated Multiple Class
Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 150 filed December 4,
2009 (Accession No. 0000940394-09-000964) and incorporated herein by reference.

	(l)	Schedule B effective October 19, 2009 to Amended and Restated Multiple Class
Plan filed as Exhibit (n)(3) to Post-Effective Amendment No. 150 filed December 4,
2009 (Accession No. 0000940394-09-000964) and incorporated herein by reference.

	(m)	Schedule C effective October 19, 2009 to Amended and Restated Multiple Class
Plan filed as Exhibit (n)(4) to Post-Effective Amendment No. 150 filed December 4,
2009 (Accession No. 0000940394-09-000964) and incorporated herein by reference.

(11)		Opinion and Consent of Counsel as to legality of securities being registered by
Registrant filed herewith.

(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Prospectus/Information Statement – to be filed by amendment.

(13)	(a)	(i) Amended Administrative Services Agreement between Eaton Vance Mutual
Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No.

                                                                                   C-7

24 filed August 16, 1995 (Accession No. 0000950156-95-00) and incorporated herein by reference.

(13)	(a)	(ii)	Amended Schedule A dated March 1, 2008 to the Amended Administrative
Services Agreement dated July 31, 1995 filed as Exhibit (h)(1)(b) to Post-
Effective Amendment No. 134 filed March 13, 2008 (Accession No.
0000940394-08-000450) and incorporated herein by reference.
	(b)	(i)	Administrative Services Agreement between Eaton Vance Mutual Funds
Trust (on behalf of certain of its series) and Eaton Vance Management dated
August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 (Accession No. 0000950156-99-000566) and
incorporated herein by reference.

		(ii)	Schedule A dated August 10, 2007 to the Administrative Services Agreement
dated August 16, 1999 filed as Exhibit (h)(2)(b) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-
000450) and incorporated herein by reference.

	(c)	(i)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit
(h)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II
(File Nos. 02-42722, 811-02258) filed October 27, 2008 (Accession No.
0000940394-08-001324) and incorporated herein by reference.

		(ii)	Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency
Agreement filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of
Eaton Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed May
28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.

	(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC
Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective
Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-
000983) and incorporated herein by reference.

	(e)	(i)	Expense Waivers/Reimbursements Agreement between Eaton Vance
Management and each of the Trusts (on behalf of certain of their series)
listed on Schedule A dated October 16, 2007 filed as Exhibit (h)(5) to Post-
Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.

		(ii)	Amended Schedule A effective November 30, 2009 to the Expense
Waivers/Reimbursements Agreement dated October 16, 2007 filed as Exhibit
(h)(5)(b) to Post-Effective Amendment No. 149 filed November 25, 2009
(Accession No. 0000940394-09-000925) and incorporated herein by reference.

(14)	(a)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant filed herewith.

	(b)	Consent of Independent Registered Public Accounting Firm regarding financial

                                                                                             C-8

statements of Registrant filed herewith.

(15)		Omitted Financial Statements – not applicable

(16)	(a)	(i) Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1,
2005 filed as Exhibit (q) to Post-Effective Amendment No. 102 of Eaton
Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No.
0000940394-05-0091357) filed November 29, 2005 and incorporated herein by reference.

(ii) Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25,
2006 filed as Exhibit (q) to Post-Effective Amendment No. 104 of Eaton
Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No.
0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.

(iii) Powers of Attorney for Eaton Vance Mutual Funds Trust dated April 23,
2007 filed as Exhibit (q)(1)(c) to Post-Effective Amendment No. 125 filed
April 30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

	(b)	Power of Attorney for Government Obligations Portfolio and Strategic Income
Portfolio dated July 1, 2003 filed as Exhibit (q)(18) to Post-Effective Amendment
No. 89 filed July 9, 2003 (Accession No. 0000940394-03-000488) and incorporated herein by reference.

	(c)	Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as
Exhibit (q)(3) to Post-Effective Amendment No. 90 filed July 16, 2003 (Accession
No. 0000940394-03-000508) and incorporated herein by reference.

	(d)	Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as Exhibit (q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003
(Accession No. 0000940394-03-000508) and incorporated herein by reference.

	(e)	Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit
(q)(5) to Post-Effective Amendment No. 90 filed July 16, 2003 (Accession No.
0000940394-03-000508) and incorporated herein by reference.

	(f)	Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit
(q)(6) to Post-Effective Amendment No. 90 filed July 16, 2003 (Accession No.
0000940394-03-000508) and incorporated herein by reference.

	(g)	Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit
(q)(7) to Post-Effective Amendment No. 90 filed July 16, 2003 (Accession No.
0000940394-03-000508) and incorporated herein by reference.

	(h)	Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-
Managed International Equity Portfolio) and Tax-Managed Multi-Cap Opportunity
Portfolio dated July 1, 2003 filed as Exhibit (q)(8) to Post-Effective Amendment
No. 90 filed July 16, 2003 (Accession No. 0000940394-03-000508) and

                                                                                    C-9

incorporated herein by reference.

(16)	(i)	Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as Exhibit (q)(9) to Post-Effective Amendment No. 90 filed July 16, 2003
(Accession No. 0000940394-03-000508) and incorporated herein by reference.

	(j)	Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1,
2003 filed as Exhibit (q)(10) to Post-Effective Amendment No. 90 filed July 16,
2003 (Accession No. 0000940394-03-000508) and incorporated herein by reference.

	(k)	Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as
Exhibit (q)(11) to Post-Effective Amendment No. 90 filed July 16, 2003 (Accession
No. 0000940394-03-000508) and incorporated herein by reference.

	(l)	Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as
Exhibit (q)(12) to Post-Effective Amendment No. 90 filed July 16, 2003 (Accession
No. 0000940394-03-000508) and incorporated herein by reference.

	(m)	Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as Exhibit (q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004
(Accession No. 0000940394-04-000438) and incorporated herein by reference.

	(n)	Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as
Exhibit (q)(14) to Post-Effective Amendment No. 100 filed December 30, 2004
(Accession No. 0000940394-04-001222) and incorporated herein by reference.

	(o)	Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit (q)(15) to Post-Effective Amendment No. 106 filed June 27, 2005
(Accession No. 0000940394-05-000759) and incorporated herein by reference.

	(p)	Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International
Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap
Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed
Small-Cap Value Portfolio, Tax-Managed Value Portfolio and Investment Grade
Income Portfolio dated November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to Post-
Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019 and
811-1241) filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.

	(q)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio,
Floating Rate Portfolio, Government Obligations Portfolio, High Income Portfolio,
Investment Grade Income Portfolio, Investment Portfolio, Strategic Income
Portfolio, Tax-Managed Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio,
Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value
Portfolio dated November 1, 2005 filed as Exhibit (q)(17) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-
000201) and incorporated herein by reference.

	(r)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio,

                                                                                          C-10

Floating Rate Portfolio, Government Obligations Portfolio, High Income Portfolio,
Investment Grade Income Portfolio, Investment Portfolio, Strategic Income
Portfolio and Tax-Managed International Equity Portfolio dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective Amendment No. 112 filed February 28,
2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.

(16)	(s)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio,
Global Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio,
Investment Grade Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, South Asia Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective Amendment No. 75 of Eaton Vance Special
Investment Trust (File Nos. 2-27962, 811-1545) filed February 14, 2006 (Accession
No. 0000940394-06-000187) and incorporated herein by reference.

	(t)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit (q)(20) to Post-Effective Amendment No. 113 filed March 14, 2006
(Accession No. 0000940394-06-000285) and incorporated herein by reference.

	(u)	Power of Attorney for Emerging Markets Income Portfolio dated March 12, 2007 filed as Exhibit (q)(21) to Post-Effective Amendment No. 124 filed April 13, 2007
(Accession No. 0000940394-07-000400) and incorporated herein by reference.

	(v)	Power of Attorney for International Income Portfolio dated March 12, 2007 filed as
Exhibit (q)(22) to Post-Effective Amendment No. 124 filed April 13, 2007
(Accession No. 0000940394-07-000400) and incorporated herein by reference.

	(w)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio,
Dividend Income Portfolio, Emerging Markets Income Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, Global Macro Portfolio, High Income
Portfolio, Investment Grade Income Portfolio, Investment Portfolio, International
Equity Portfolio, International Income Portfolio, Tax-Managed Growth Portfolio,
Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core
Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Small-Cap
Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed
Value Portfolio dated April 23, 2007 filed as Exhibit (q)(23) to Post-Effective
Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470)
and incorporated herein by reference.

	(x)	Power of Attorney for Dividend Income Portfolio, International Equity Portfolio,
Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-
Managed Multi-Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth
Portfolio and Tax-Managed Value Portfolio dated April 23, 2007 filed as Exhibit
(q)(24) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

	(y)	Power of Attorney for Cash Management Portfolio, International Equity Portfolio
and Tax-Managed International Equity Portfolio dated April 23, 2007 filed as
Exhibit (q)(25) to Post-Effective Amendment No. 125 filed April 30, 2007
(Accession No. 0000940394-07-000470) and incorporated herein by reference.

                                                                                            C-11

(16)	(z)	Power of Attorney for Dividend Income Portfolio, Tax-Managed Growth Portfolio,
Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio
and Tax-Managed Small-Cap Value Portfolio dated April 23, 2007 filed as Exhibit
(q)(26) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

	(aa)	Power of Attorney for Cash Management Portfolio and Investment Grade Income
Portfolio dated April 23, 2007 filed as Exhibit (q)(27) to Post-Effective Amendment
No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and
incorporated herein by reference.

	(bb)	Power of Attorney for Senior Debt Portfolio dated August 6, 2007 filed as Exhibit
(q)(28) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession
No. 0000940394-07-000956) and incorporated herein by reference.

	(cc)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2007 filed as Exhibit (q)(29) to Post-Effective Amendment No. 131 filed November 26,
2007 (Accession No. 0000940394-07-002010) and incorporated herein by reference.

	(dd)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 12, 2007 filed as Exhibit (q)(30) to Post-Effective Amendment No. 131 filed November 26,
2007 (Accession No. 0000940394-07-002010) and incorporated herein by reference.

	(ee)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 1, 2008 filed as Exhibit (q)(31) to Post-Effective Amendment No. 133 filed February 27, 2008
(Accession No. 0000940394-08-000137) and incorporated herein by reference.

	(ff)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio,
Dividend Income Portfolio, Emerging Markets Income Portfolio, Emerging Markets
Portfolio, Floating Rate Portfolio, Global Macro Portfolio, Government Obligations
Portfolio, High Income Portfolio, International Equity Portfolio, International
Income Portfolio, Investment Grade Income Portfolio, Investment Portfolio, Senior
Debt Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Growth
Portfolio, Tax- Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap
Value Portfolio and Tax-Managed Value Portfolio dated January 1, 2008 filed as
Exhibit (q)(32) to Post-Effective Amendment No. 133 filed February 27, 2008
(Accession No. 0000940394-08-000137) and incorporated herein by reference.

	(gg)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 17, 2008 and filed as Exhibit (q)(33) to Post-Effective Amendment No. 137 filed December
18, 2008 (Accession No. 0000940394-08-001573) and incorporated herein by reference.

	(hh)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio,
Dividend Income Portfolio, Emerging Markets Local Income Portfolio, Emerging
Markets Portfolio, Floating Rate Portfolio, Global Macro Portfolio, Government
Obligations Portfolio, High Income Opportunities Portfolio, International Equity

                                                                                            C-12

Portfolio, International Income Portfolio, Investment Grade Income Portfolio,
Investment Portfolio, Senior Debt Portfolio, Tax-Managed Growth Portfolio, Tax-
Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio,
Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Growth
Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value
Portfolio dated November 17, 2008 filed as Exhibit (q)(34) to Post-Effective
Amendment No. 137 filed December 18, 2008 (Accession No. 0000940394-08-
001573) and incorporated herein by reference.

(16)	(ii)	Power of Attorney for Multi-Sector Portfolio dated April 27, 2009 filed as Exhibit
(q)(35) to Post-Effective Amendment No. 144 filed June 30, 2009 (Accession No.
0000940394-09-000528) and incorporated herein by reference.

	(jj)	Power of Attorney for Build America Bond Portfolio dated October 19, 2009 filed as Exhibit (q)(36) to Post-Effective Amendment No. 148 filed November 17, 2009
(Accession No. 0000940394-09-000877) and incorporated herein by reference.

(17)	(a)	(i) Prospectus and Statement of Additional Information, as supplemented, each dated December 4, 2009, of the Eaton Vance Cash Management Fund filed herewith.

(ii) Prospectus and Statement of Additional Information, as supplemented, each dated March 1, 2009, of Eaton Vance Money Market Fund filed herewith.

	(b)	Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund
Annual Report to Shareholders for the period ended October 31, 2009 filed herewith.

Item 17.   Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

C-13

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of December, 2009.

EATON VANCE MUTUAL FUNDS TRUST /s/Thomas E. Faust Jr. Thomas E. Faust Jr. President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Thomas E. Faust Jr.	Trustee and
Thomas E. Faust Jr.	President (Chief Executive Officer)	December 23, 2009

/s/ Barbara E. Campbell	Treasurer (and Principal Financial
Barbara E. Campbell	and Accounting Officer	December 23, 2009

Benjamin C. Esty*
Benjamin C. Esty	Trustee	December 23, 2009

Allen R. Freedman*
Allen R. Freedman	Trustee	December 23, 2009

William H. Park*
William H. Park	Trustee	December 23, 2009

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	December 23, 2009

Helen Frame Peters*
Helen Frame Peters	Trustee	December 23, 2009

Heidi L. Steiger*
Heidi L. Steiger	Trustee	December 23, 2009

Lynn A. Stout*
Lynn A. Stout	Trustee	December 23, 2009

Ralph F. Verni*
Ralph F. Verni	Trustee	December 23, 2009

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of December, 2009.

CASH MANAGEMENT PORTFOLIO /s/Duke Laflamme Duke Laflamme President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Duke Laflamme
Duke Laflamme	President (Chief Executive Officer)	December 23, 2009

/s/ Barbara E. Campbell	Treasurer (and Principal Financial
Barbara E. Campbell	and Accounting Officer	December 23, 2009

Benjamin C. Esty*
Benjamin C. Esty	Trustee	December 23, 2009

Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	December 23, 2009

Allen R. Freedman*
Allen R. Freedman	Trustee	December 23, 2009

William H. Park*
William H. Park	Trustee	December 23, 2009

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	December 23, 2009

Helen Frame Peters*
Helen Frame Peters	Trustee	December 23, 2009

Heidi L. Steiger*
Heidi L. Steiger	Trustee	December 23, 2009

Lynn A. Stout*
Lynn A. Stout	Trustee	December 23, 2009

Ralph F. Verni*
Ralph F. Verni	Trustee	December 23, 2009

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number       Description

(11)			Opinion and Consent of Counsel as to legality of securities being registered by
Registrant

(14)			Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Cash Management Fund

(17)	(a)	(i)	Prospectus and Statement of Additional Information, each dated December 4, 2009, as supplemented, of Eaton Vance Cash Management Fund

		(ii)	Prospectus and Statement of Additional Information, each dated March 1, 2009, as supplemented, of Eaton Vance Money Market Fund

	(b)	(i)	Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund Annual
Report to Shareholders for the period ended October 31, 2009